SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is November 10, 2017.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO MFS® CORE EQUITY PORTFOLIO	MFS® HIGH YIELD PORTFOLIO MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO

Effective after the close of business on November 10, 2017, the second paragraph of the sub-section entitled "Disclosure of Portfolio Holdings" under the sub-heading entitled "Investment Adviser" beneath the main heading entitled "Management of the Fund" is restated in its entirety as follows:
The following information is generally available to you on the MFS website at mfs.com/vit2 by choosing the fund's name:

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